Schedule of Investments (unaudited) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Arconic Inc.	1,021,392	$26,372,341
BWX Technologies Inc.	243,355	12,678,796
Curtiss-Wright Corp.	108,929	13,848,144
HEICO Corp.	99,822	13,357,182
HEICO Corp., Class A	195,377	20,196,120
Hexcel Corp.	217,026	17,553,063
Huntington Ingalls Industries Inc.	104,105	23,396,558
L3Harris Technologies Inc.	566,282	107,100,915
Spirit AeroSystems Holdings Inc., Class A(a)	263,617	21,450,515
Teledyne Technologies Inc.(b)	92,148	25,236,573
Textron Inc.(a)	596,706	31,649,286
TransDigm Group Inc.(b)	126,095	61,004,761

		373,844,254

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	345,022	29,102,606
Expeditors International of Washington Inc.	439,293	33,324,767
XPO Logistics Inc.(a)(b)	234,644	13,564,769

		75,992,142

Airlines — 0.7%
Alaska Air Group Inc.	309,244	19,763,784
American Airlines Group Inc.	1,021,494	33,310,919
Copa Holdings SA, Class A, NVS	78,326	7,642,268
JetBlue Airways Corp.(b)	769,191	14,222,342
United Continental Holdings Inc.(b)	617,155	54,031,920

		128,971,233

Auto Components — 0.6%
Aptiv PLC	659,738	53,326,623
BorgWarner Inc.	528,456	22,184,583
Gentex Corp.	655,404	16,129,492
Goodyear Tire & Rubber Co. (The)	595,247	9,107,279
Lear Corp.	159,353	22,193,092

		122,941,069

Automobiles — 0.1%
Harley-Davidson Inc.	405,151	14,516,560
Thor Industries Inc.	139,704	8,165,699

		22,682,259

Banks — 4.0%
Associated Banc-Corp.	414,484	8,762,192
Bank of Hawaii Corp.	103,403	8,573,143
Bank OZK	310,988	9,357,629
BankUnited Inc.	248,509	8,384,694
BOK Financial Corp.	81,548	6,155,243
CIT Group Inc.	246,489	12,950,532
Citizens Financial Group Inc.	1,173,782	41,504,931
Comerica Inc.	393,308	28,569,893
Commerce Bancshares Inc.	254,926	15,208,885
Cullen/Frost Bankers Inc.	144,581	13,541,456
East West Bancorp. Inc.	371,619	17,380,621
Fifth Third Bancorp.	1,879,633	52,441,761
First Citizens BancShares Inc./NC, Class A	19,377	8,724,882
First Hawaiian Inc.	340,571	8,810,572
First Horizon National Corp.	798,629	11,923,531
First Republic Bank/CA(a)	425,896	41,588,744
FNB Corp.	823,689	9,694,819
Huntington Bancshares Inc./OH	2,668,667	36,880,978
KeyCorp.	2,571,368	45,641,782
M&T Bank Corp.	349,225	59,392,696

Security	Shares	Value

Banks (continued)
PacWest Bancorp.	301,678	$11,714,157
People’s United Financial Inc.	1,015,480	17,039,754
Pinnacle Financial Partners Inc.	191,858	11,027,998
Popular Inc.	243,908	13,229,570
Prosperity Bancshares Inc.	170,754	11,278,302
Regions Financial Corp.	2,596,238	38,787,796
Signature Bank/New York NY	138,195	16,699,484
Sterling Bancorp./DE	529,697	11,271,952
SunTrust Banks Inc.	1,136,776	71,446,372
SVB Financial Group(a)(b)	133,641	30,014,432
Synovus Financial Corp.	385,291	13,485,185
TCF Financial Corp.	411,337	8,551,696
Texas Capital Bancshares Inc.(b)	128,448	7,882,854
Umpqua Holdings Corp.	563,972	9,356,295
Webster Financial Corp.	233,976	11,177,033
Western Alliance Bancorp.(b)	247,653	11,075,042
Wintrust Financial Corp.	143,841	10,523,408
Zions Bancorp. N.A.	460,985	21,196,090

		771,246,404

Beverages — 0.3%
Brown-Forman Corp., Class A	128,943	7,091,865
Brown-Forman Corp., Class B, NVS	440,426	24,412,813
Molson Coors Brewing Co., Class B	445,892	24,969,952

		56,474,630

Biotechnology — 1.6%
Agios Pharmaceuticals Inc.(a)(b)	134,012	6,684,519
Alkermes PLC(b)	399,276	8,999,681
Alnylam Pharmaceuticals Inc.(b)	271,375	19,690,970
BioMarin Pharmaceutical Inc.(b)	457,956	39,223,931
Bluebird Bio Inc.(a)(b)	141,031	17,939,143
Exact Sciences Corp.(b)	328,525	38,779,091
Exelixis Inc.(a)(b)	764,547	16,338,369
Incyte Corp.(b)	455,356	38,687,046
Ionis Pharmaceuticals Inc.(b)	327,800	21,067,706
Moderna Inc.(a)(b)	71,643	1,048,854
Neurocrine Biosciences Inc.(a)(b)	231,482	19,544,025
Sage Therapeutics Inc.(a)(b)	129,167	23,649,186
Sarepta Therapeutics Inc.(a)(b)	183,164	27,831,770
Seattle Genetics Inc.(a)(b)	279,542	19,347,102
United Therapeutics Corp.(a)(b)	110,589	8,632,577

		307,463,970

Building Products — 0.8%
Allegion PLC	240,458	26,582,632
AO Smith Corp.	354,720	16,728,595
Armstrong World Industries Inc.	125,314	12,180,521
Fortune Brands Home & Security Inc.	357,117	20,402,094
Lennox International Inc.	90,944	25,009,600
Masco Corp.	749,559	29,412,695
Owens Corning	275,043	16,007,503
Resideo Technologies Inc.(b)	314,939	6,903,463

		153,227,103

Capital Markets — 3.1%
Affiliated Managers Group Inc.	130,354	12,010,818
Ameriprise Financial Inc.	342,846	49,767,525
BGC Partners Inc., Class A	805,938	4,215,056
Cboe Global Markets Inc.	283,750	29,405,013
E*TRADE Financial Corp.	627,436	27,983,646
Eaton Vance Corp., NVS	286,010	12,335,611
Evercore Inc., Class A	105,642	9,356,712

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.	96,460	$27,641,578
Franklin Resources Inc.	721,167	25,096,612
Interactive Brokers Group Inc., Class A	186,712	10,119,790
Invesco Ltd.	1,010,420	20,673,193
Janus Henderson Group PLC	237,591	5,084,447
Lazard Ltd., Class A	274,147	9,427,915
Legg Mason Inc.	213,297	8,165,009
LPL Financial Holdings Inc.	212,767	17,355,404
MarketAxess Holdings Inc.	94,325	30,317,942
Morningstar Inc.	50,404	7,290,435
MSCI Inc.	211,369	50,472,804
Nasdaq Inc.	298,179	28,675,874
Northern Trust Corp.	512,863	46,157,670
Raymond James Financial Inc.	322,944	27,304,915
SEI Investments Co.	330,672	18,550,699
State Street Corp.	954,822	53,527,321
T Rowe Price Group Inc.	591,095	64,849,032
Virtu Financial Inc., Class A	135,402	2,949,056

		598,734,077

Chemicals — 2.0%
Albemarle Corp.	269,433	18,970,778
Ashland Global Holdings Inc.	159,648	12,767,051
Axalta Coating Systems Ltd.(b)	528,569	15,735,499
Cabot Corp.	147,710	7,047,244
Celanese Corp.	323,448	34,867,694
CF Industries Holdings Inc.	565,629	26,420,531
Chemours Co. (The)	418,366	10,040,784
Corteva Inc.(b)	1,923,221	56,869,645
Eastman Chemical Co.	354,319	27,576,648
Element Solutions Inc.(a)(b)	578,577	5,982,486
FMC Corp.	336,555	27,917,237
Huntsman Corp.	571,545	11,682,380
International Flavors & Fragrances Inc.	276,132	40,063,992
Mosaic Co. (The)	901,382	22,561,591
NewMarket Corp.	17,541	7,032,889
Olin Corp.	421,325	9,231,231
RPM International Inc.	330,564	20,200,766
Scotts Miracle-Gro Co. (The)	101,138	9,962,093
Valvoline Inc.	482,557	9,424,338
Westlake Chemical Corp.	90,407	6,279,670
WR Grace & Co.	146,341	11,138,013

		391,772,560

Commercial Services & Supplies — 1.0%
ADT Inc.(a)	298,119	1,824,488
Cintas Corp.	218,840	51,928,543
Clean Harbors Inc.(b)	131,921	9,379,583
Copart Inc.(a)(b)	506,158	37,830,249
IAA Inc.(b)	363,806	14,108,397
KAR Auction Services Inc.	363,806	9,095,150
Republic Services Inc.	546,092	47,313,411
Rollins Inc.	362,702	13,010,121
Stericycle Inc.(a)(b)	235,355	11,238,201

		195,728,143

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	152,435	39,575,175
Ciena Corp.(b)	396,694	16,316,024
CommScope Holding Co. Inc.(a)(b)	488,889	7,690,224
EchoStar Corp., Class A(a)(b)	121,381	5,379,606
F5 Networks Inc.(a)(b)	153,095	22,295,225

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks Inc.	875,135	$23,304,845
Motorola Solutions Inc.	421,996	70,359,393
Ubiquiti Networks Inc.(a)	37,171	4,887,987
ViaSat Inc.(b)	142,459	11,513,536

		201,322,015

Construction & Engineering — 0.4%
AECOM(b)	399,083	15,105,292
Fluor Corp.	357,908	12,057,920
Jacobs Engineering Group Inc.	338,086	28,531,078
Quanta Services Inc.	362,255	13,834,518
Valmont Industries Inc.	54,901	6,961,996

		76,490,804

Construction Materials — 0.5%
Eagle Materials Inc.	115,368	10,694,614
Martin Marietta Materials Inc.	159,949	36,805,864
Vulcan Materials Co.	336,660	46,226,785

		93,727,263

Consumer Finance — 1.0%
Ally Financial Inc.	1,018,602	31,566,476
Credit Acceptance Corp.(b)	27,057	13,090,988
Discover Financial Services	828,426	64,277,573
Navient Corp.	538,832	7,355,057
OneMain Holdings Inc.	166,903	5,642,991
Santander Consumer USA Holdings Inc.	271,624	6,508,111
SLM Corp.	1,105,761	10,747,997
Synchrony Financial	1,765,209	61,199,796

		200,388,989

Containers & Packaging — 1.5%
AptarGroup Inc.	161,750	20,111,995
Ardagh Group SA	51,519	901,583
Avery Dennison Corp.	215,808	24,964,669
Ball Corp.	846,792	59,266,972
Berry Global Group Inc.(b)	337,559	17,752,228
Crown Holdings Inc.(b)	333,318	20,365,730
Graphic Packaging Holding Co.	753,115	10,528,548
International Paper Co.	1,018,057	44,102,229
Owens-Illinois Inc.	396,381	6,845,500
Packaging Corp. of America	239,715	22,849,634
Sealed Air Corp.	397,973	17,025,285
Silgan Holdings Inc.	198,147	6,063,298
Sonoco Products Co.	254,104	16,603,155
Westrock Co.	651,898	23,774,720

		291,155,546

Distributors — 0.4%
Genuine Parts Co.	360,251	37,314,799
LKQ Corp.(b)	801,509	21,328,154
Pool Corp.	98,625	18,837,375

		77,480,328

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions Inc.(b)	148,015	22,331,023
frontdoor Inc.(b)	217,339	9,465,113
Graham Holdings Co., Class B	10,746	7,415,062
Grand Canyon Education Inc.(a)(b)	121,533	14,221,792
H&R Block Inc.	521,654	15,284,462
Service Corp. International/U.S.	454,064	21,241,114
ServiceMaster Global Holdings Inc.(a)(b)	349,140	18,186,703

		108,145,269

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	753,485	$15,747,837
Jefferies Financial Group Inc.	658,358	12,660,224
Voya Financial Inc.	368,176	20,360,133

		48,768,194

Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	2,790,526	32,816,586
GCI Liberty Inc., Class A(b)	251,360	15,448,586
Zayo Group Holdings Inc.(b)	578,520	19,039,093

		67,304,265

Electric Utilities — 2.8%
Alliant Energy Corp.	608,120	29,846,530
Avangrid Inc.	141,231	7,132,166
Edison International	816,571	55,045,051
Entergy Corp.	485,213	49,942,974
Evergy Inc.	624,692	37,575,224
Eversource Energy	814,551	61,710,384
FirstEnergy Corp.	1,361,674	58,293,264
Hawaiian Electric Industries Inc.	277,230	12,073,366
IDACORP Inc.	128,736	12,928,956
OGE Energy Corp.	511,714	21,778,548
PG&E Corp.(b)	1,357,959	31,124,420
Pinnacle West Capital Corp.	287,246	27,026,976
PPL Corp.	1,853,417	57,474,461
Xcel Energy Inc.	1,319,237	78,481,409

		540,433,729

Electrical Equipment — 0.9%
Acuity Brands Inc.	102,305	14,108,883
AMETEK Inc.	582,430	52,907,941
GrafTech International Ltd.	162,547	1,869,290
Hubbell Inc.	139,923	18,245,959
nVent Electric PLC	400,581	9,930,403
Regal Beloit Corp.	109,091	8,913,826
Rockwell Automation Inc.	302,141	49,499,760
Sensata Technologies Holding PLC(a)(b)	407,204	19,952,996

		175,429,058

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	747,455	71,710,833
Arrow Electronics Inc.(a)(b)	216,379	15,421,331
Avnet Inc.	269,808	12,214,208
CDW Corp./DE	371,210	41,204,310
Cognex Corp.	419,907	20,147,138
Coherent Inc.(a)(b)	61,455	8,380,618
Corning Inc.	1,979,479	65,778,087
Dolby Laboratories Inc., Class A	160,804	10,387,938
FLIR Systems Inc.	345,513	18,692,253
IPG Photonics Corp.(a)(b)	90,859	14,015,001
Jabil Inc.	381,342	12,050,407
Keysight Technologies Inc.(a)(b)	480,581	43,160,980
Littelfuse Inc.	61,267	10,838,745
National Instruments Corp.	332,992	13,982,334
SYNNEX Corp.	105,710	10,401,864
Trimble Inc.(b)	644,060	29,053,547
Zebra Technologies Corp., Class A(a)(b)	136,975	28,694,893

		426,134,487

Energy Equipment & Services — 0.7%
Apergy Corp.(a)(b)	194,205	6,513,636
Baker Hughes a GE Co.	1,321,904	32,558,496
Halliburton Co.	2,231,425	50,742,604
Helmerich & Payne Inc.	273,035	13,821,032

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.	988,188	$21,967,419
Patterson-UTI Energy Inc.	524,855	6,041,081
Transocean Ltd.(a)(b)	1,481,991	9,499,562

		141,143,830

Entertainment — 1.0%
Cinemark Holdings Inc.	273,659	9,879,090
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	68,587	2,459,530
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	505,793	18,921,716
Lions Gate Entertainment Corp., Class A	130,839	1,602,778
Lions Gate Entertainment Corp., Class B, NVS	273,274	3,172,711
Live Nation Entertainment Inc.(a)(b)	330,500	21,895,625
Madison Square Garden Co. (The), Class A(b)	47,503	13,297,990
Spotify Technology SA(b)	302,357	44,210,641
Take-Two Interactive Software Inc.(a)(b)	287,567	32,647,481
Viacom Inc., Class A	29,463	1,004,688
Viacom Inc., Class B, NVS	906,777	27,085,429
World Wrestling Entertainment Inc., Class A	111,352	8,040,728
Zynga Inc., Class A(b)	2,171,218	13,309,566

		197,527,973

Equity Real Estate Investment Trusts (REITs) — 8.9%
Alexandria Real Estate Equities Inc.	285,985	40,349,624
American Campus Communities Inc.	349,967	16,154,477
American Homes 4 Rent, Class A(a)	658,191	16,000,623
Americold Realty Trust	490,423	15,899,514
Apartment Investment & Management Co., Class A	378,254	18,958,090
Apple Hospitality REIT Inc.	537,609	8,526,479
AvalonBay Communities Inc.	356,829	72,500,516
Boston Properties Inc.	396,209	51,110,961
Brandywine Realty Trust	437,286	6,261,935
Brixmor Property Group Inc.	759,868	13,586,440
Brookfield Property REIT Inc., Class A	241,195	4,556,174
Camden Property Trust	239,576	25,009,339
Colony Capital Inc.	1,213,142	6,065,710
Columbia Property Trust Inc.	295,017	6,118,653
CoreSite Realty Corp.	93,314	10,746,973
Corporate Office Properties Trust	274,917	7,249,561
Cousins Properties Inc.	372,787	13,483,706
CubeSmart	481,637	16,105,941
CyrusOne Inc.	288,283	16,639,695
Digital Realty Trust Inc.	532,459	62,718,346
Douglas Emmett Inc.	412,586	16,437,426
Duke Realty Corp.	920,657	29,101,968
Empire State Realty Trust Inc., Class A	386,610	5,725,694
EPR Properties	191,773	14,304,348
Equity Commonwealth	312,056	10,148,061
Equity LifeStyle Properties Inc.	219,451	26,628,184
Equity Residential	937,503	71,175,228
Essex Property Trust Inc.	168,103	49,074,309
Extra Space Storage Inc.	316,648	33,596,353
Federal Realty Investment Trust	191,131	24,610,028
Gaming and Leisure Properties Inc.	518,070	20,194,369
HCP Inc.	1,226,323	39,217,810
Healthcare Trust of America Inc., Class A	521,613	14,307,845
Highwoods Properties Inc.	261,289	10,791,236
Hospitality Properties Trust	416,855	10,421,375
Host Hotels & Resorts Inc.	1,881,398	34,279,072
Hudson Pacific Properties Inc.	388,828	12,936,308

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes Inc.	1,082,181	$28,926,698
Iron Mountain Inc.	729,845	22,844,148
JBG SMITH Properties	315,901	12,427,545
Kilroy Realty Corp.	253,438	18,706,259
Kimco Realty Corp.	1,033,651	19,101,870
Lamar Advertising Co., Class A	217,828	17,580,898
Liberty Property Trust	378,316	18,930,933
Life Storage Inc.	118,812	11,296,645
Macerich Co. (The)	357,282	11,965,374
Medical Properties Trust Inc.	1,006,338	17,550,535
Mid-America Apartment Communities Inc.	292,013	34,387,451
National Retail Properties Inc.	414,995	21,998,885
Omega Healthcare Investors Inc.	543,915	19,988,876
Outfront Media Inc.	367,098	9,467,457
Paramount Group Inc.	515,537	7,222,673
Park Hotels & Resorts Inc.	515,121	14,196,735
Rayonier Inc.	331,504	10,044,571
Realty Income Corp.	806,991	55,658,169
Regency Centers Corp.	425,929	28,426,501
Retail Properties of America Inc., Class A	544,138	6,399,063
SBA Communications Corp.(b)	287,398	64,618,566
SITE Centers Corp.	357,648	4,735,259
SL Green Realty Corp.	213,705	17,175,471
Spirit Realty Capital Inc.	218,165	9,306,919
STORE Capital Corp.	530,470	17,606,299
Sun Communities Inc.	216,363	27,735,573
Taubman Centers Inc.	147,503	6,022,547
UDR Inc.	715,094	32,100,570
Ventas Inc.	917,932	62,740,652
VEREIT Inc.	2,494,646	22,476,760
VICI Properties Inc.	1,144,016	25,214,113
Vornado Realty Trust	442,694	28,376,685
Weingarten Realty Investors	302,834	8,303,708
Welltower Inc.	1,038,727	84,687,412
Weyerhaeuser Co.	1,908,737	50,276,133
WP Carey Inc.	435,774	35,376,133

		1,734,866,457

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	93,675	14,612,363
Kroger Co. (The)	2,036,810	44,219,145
Sprouts Farmers Market Inc.(a)(b)	300,941	5,684,776
U.S. Foods Holding Corp.(b)	558,863	19,984,941

		84,501,225

Food Products — 2.4%
Archer-Daniels-Midland Co.	1,427,532	58,243,306
Beyond Meat Inc.(b)	25,520	4,100,554
Bunge Ltd.	352,559	19,641,062
Campbell Soup Co.	428,536	17,171,438
Conagra Brands Inc.	1,236,018	32,779,197
Flowers Foods Inc.	498,808	11,607,262
Hain Celestial Group Inc. (The)(a)(b)	233,023	5,103,204
Hershey Co. (The)	370,100	49,604,503
Hormel Foods Corp.	711,934	28,861,804
Ingredion Inc.	171,008	14,106,450
JM Smucker Co. (The)	281,379	32,412,047
Kellogg Co.	630,873	33,795,867
Lamb Weston Holdings Inc.	374,457	23,725,595
McCormick & Co. Inc./MD, NVS	315,337	48,880,388
Pilgrim’s Pride Corp.(b)	132,018	3,351,937

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	166,256	$17,285,636
Seaboard Corp.	723	2,990,863
TreeHouse Foods Inc.(a)(b)	144,802	7,833,788
Tyson Foods Inc., Class A	737,519	59,547,284

		471,042,185

Gas Utilities — 0.3%
Atmos Energy Corp.	297,592	31,413,811
National Fuel Gas Co.	209,437	11,047,802
UGI Corp.	445,063	23,770,815

		66,232,428

Health Care Equipment & Supplies — 3.2%
ABIOMED Inc.(a)(b)	113,625	29,598,176
Align Technology Inc.(a)(b)	202,853	55,520,866
Cantel Medical Corp.(a)	92,526	7,461,297
Cooper Companies Inc. (The)	124,695	42,008,499
DENTSPLY SIRONA Inc.	571,281	33,339,959
DexCom Inc.(a)(b)	231,998	34,762,580
Hill-Rom Holdings Inc.	171,170	17,907,805
Hologic Inc.(a)(b)	682,448	32,771,153
ICU Medical Inc.(a)(b)	49,727	12,526,729
IDEXX Laboratories Inc.(a)(b)	218,199	60,076,731
Insulet Corp.(a)(b)	152,016	18,147,670
Integra LifeSciences Holdings Corp.(a)(b)	181,428	10,132,754
Masimo Corp.(b)	120,621	17,950,817
Penumbra Inc.(a)(b)	81,302	13,008,320
ResMed Inc.	363,783	44,392,439
Steris PLC(b)	214,709	31,965,876
Teleflex Inc.	118,270	39,165,110
Varian Medical Systems Inc.(b)	233,929	31,844,755
West Pharmaceutical Services Inc.	188,418	23,580,513
Zimmer Biomet Holdings Inc.	525,782	61,905,573

		618,067,622

Health Care Providers & Services — 2.4%
Acadia Healthcare Co. Inc.(a)(b)	218,408	7,633,360
AmerisourceBergen Corp.	388,908	33,158,296
Cardinal Health Inc.	764,105	35,989,345
Centene Corp.(b)	1,048,378	54,976,942
Chemed Corp.	39,827	14,371,175
Covetrus Inc.(a)(b)	248,144	6,069,602
DaVita Inc.(a)(b)	325,662	18,321,744
Encompass Health Corp.	250,744	15,887,140
Guardant Health Inc.(b)	87,756	7,575,975
Henry Schein Inc.(a)(b)	380,874	26,623,093
Laboratory Corp. of America Holdings(b)	251,476	43,480,200
McKesson Corp.	492,613	66,202,261
MEDNAX Inc.(b)	215,022	5,425,005
Molina Healthcare Inc.(b)	159,623	22,848,436
Premier Inc., Class A(a)(b)	128,700	5,033,457
Quest Diagnostics Inc.	343,933	35,015,819
Universal Health Services Inc., Class B(a)	206,894	26,976,909
WellCare Health Plans Inc.(b)	128,769	36,708,179

		462,296,938

Health Care Technology — 0.7%
Cerner Corp.(a)	829,688	60,816,130
Medidata Solutions Inc.(b)	154,235	13,959,810
Veeva Systems Inc., Class A(b)	326,207	52,881,417

		127,657,357

Hotels, Restaurants & Leisure — 2.8%
Aramark	626,845	22,604,031

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.(a)(b)	1,457,663	$17,229,577
Chipotle Mexican Grill Inc.(b)	65,532	48,027,092
Choice Hotels International Inc.	85,839	7,468,851
Darden Restaurants Inc.	315,379	38,391,086
Domino’s Pizza Inc.	104,973	29,211,886
Dunkin’ Brands Group Inc.	211,454	16,844,426
Extended Stay America Inc.	480,648	8,118,145
Hilton Grand Vacations Inc.(a)(b)	231,954	7,380,776
Hilton Worldwide Holdings Inc.	736,424	71,978,082
Hyatt Hotels Corp., Class A	96,665	7,359,106
International Game Technology PLC	261,241	3,388,296
MGM Resorts International	1,332,233	38,061,897
Norwegian Cruise Line Holdings Ltd.(b)	549,838	29,487,812
Planet Fitness Inc., Class A(b)	216,905	15,712,598
Royal Caribbean Cruises Ltd.	439,514	53,273,492
Six Flags Entertainment Corp.	203,603	10,114,997
Vail Resorts Inc.	102,910	22,967,454
Wendy’s Co. (The)	473,729	9,275,614
Wyndham Destinations Inc.	236,617	10,387,486
Wyndham Hotels & Resorts Inc.	245,161	13,665,274
Wynn Resorts Ltd.	250,590	31,070,654
Yum China Holdings Inc.	927,868	42,867,501

		554,886,133

Household Durables — 1.4%
DR Horton Inc.	871,510	37,588,226
Garmin Ltd.	371,675	29,659,665
Leggett & Platt Inc.	335,532	12,874,363
Lennar Corp., Class A	719,908	34,886,742
Lennar Corp., Class B	44,192	1,701,834
Mohawk Industries Inc.(a)(b)	152,571	22,499,645
Newell Brands Inc.	972,121	14,990,106
NVR Inc.(b)	8,180	27,568,645
PulteGroup Inc.	660,080	20,871,730
Roku Inc.(b)	209,800	19,003,684
Tempur Sealy International Inc.(a)(b)	117,381	8,612,244
Toll Brothers Inc.	344,747	12,624,635
Whirlpool Corp.	158,667	22,587,834

		265,469,353

Household Products — 0.5%
Church & Dwight Co. Inc.	630,578	46,070,029
Clorox Co. (The)	326,870	50,047,066
Energizer Holdings Inc.	160,850	6,215,244
Spectrum Brands Holdings Inc.	90,212	4,850,699

		107,183,038

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	1,699,685	28,486,721
NRG Energy Inc.	682,491	23,969,084
Vistra Energy Corp.	1,058,888	23,973,224

		76,429,029

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	143,862	20,199,663

Insurance — 4.0%
Alleghany Corp.(b)	36,014	24,529,496
American Financial Group Inc./OH	188,519	19,317,542
American National Insurance Co.	18,040	2,101,119
Arch Capital Group Ltd.(a)(b)	981,796	36,404,996
Arthur J Gallagher & Co.	471,071	41,261,109
Assurant Inc.	157,167	16,719,425

Security	Shares	Value

Insurance (continued)
Assured Guaranty Ltd.	254,068	$10,691,181
Athene Holding Ltd., Class A(a)(b)	396,463	17,071,697
Axis Capital Holdings Ltd.	211,266	12,602,017
Brighthouse Financial Inc.(a)(b)	296,823	10,890,436
Brown & Brown Inc.	603,622	20,221,337
Cincinnati Financial Corp.	389,953	40,426,427
CNA Financial Corp.	74,903	3,525,684
Erie Indemnity Co., Class A, NVS	63,035	16,028,540
Everest Re Group Ltd.	102,949	25,446,934
Fidelity National Financial Inc.	676,678	27,270,123
First American Financial Corp.	279,421	15,004,908
Hanover Insurance Group Inc. (The)	103,953	13,337,170
Hartford Financial Services Group Inc. (The)	923,198	51,440,593
Kemper Corp.	157,865	13,622,171
Lincoln National Corp.	516,721	33,302,668
Loews Corp.	672,490	36,765,028
Markel Corp.(a)(b)	34,735	37,847,256
Mercury General Corp.	68,751	4,296,937
Old Republic International Corp.	721,866	16,155,361
Primerica Inc.	108,931	13,066,273
Principal Financial Group Inc.	707,793	40,995,371
Reinsurance Group of America Inc.	160,134	24,985,708
RenaissanceRe Holdings Ltd.	111,655	19,875,707
Torchmark Corp.	278,096	24,878,468
Unum Group	545,500	18,301,525
White Mountains Insurance Group Ltd.(a)	7,910	8,079,749
Willis Towers Watson PLC	330,575	63,318,335
WR Berkley Corp.	368,305	24,282,349

		784,063,640

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)(b)	190,422	41,422,498
Match Group Inc.	145,353	9,777,896
TripAdvisor Inc.(a)(b)	269,947	12,495,847
Twitter Inc.(b)	1,932,367	67,439,608
Zillow Group Inc., Class A(a)(b)	140,772	6,441,727
Zillow Group Inc., Class C, NVS(a)(b)	315,145	14,619,576

		152,197,152

Internet & Direct Marketing Retail — 0.6%
Etsy Inc.(b)	305,712	18,761,545
Expedia Group Inc.	305,597	40,653,569
GrubHub Inc.(a)(b)	233,555	18,214,955
Qurate Retail Inc.(a)(b)	1,010,124	12,515,436
Wayfair Inc., Class A(a)(b)	157,493	22,993,978

		113,139,483

IT Services — 5.3%
Akamai Technologies Inc.(b)	411,838	33,004,697
Alliance Data Systems Corp.	114,070	15,984,629
Amdocs Ltd.	351,732	21,839,040
Black Knight Inc.(b)	367,965	22,133,095
Booz Allen Hamilton Holding Corp.	349,245	23,123,512
Broadridge Financial Solutions Inc.	296,114	37,807,836
CACI International Inc., Class A(b)	62,924	12,873,621
CoreLogic Inc.(a)(b)	205,435	8,593,346
DXC Technology Co.	686,830	37,878,675
EPAM Systems Inc.(b)	132,844	22,995,296
Euronet Worldwide Inc.(b)	127,999	21,534,552
First Data Corp., Class A(b)	1,460,440	39,534,111
Fiserv Inc.(a)(b)	1,004,313	91,553,173
FleetCor Technologies Inc.(a)(b)	218,475	61,358,704

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Gartner Inc.(a)(b)	223,816	$36,020,947
Genpact Ltd.	418,322	15,933,885
Global Payments Inc.	401,357	64,269,296
GoDaddy Inc., Class A(b)	450,414	31,596,542
Jack Henry & Associates Inc.	197,688	26,474,377
Leidos Holdings Inc.	348,724	27,845,611
MongoDB Inc.(b)	62,104	9,445,397
Okta Inc.(a)(b)	261,562	32,305,523
Paychex Inc.	823,060	67,729,607
Sabre Corp.	704,006	15,628,933
Square Inc., Class A(a)(b)	853,240	61,885,497
Switch Inc., Class A(a)	150,200	1,966,118
Total System Services Inc.	448,130	57,481,635
Twilio Inc., Class A(a)(b)	296,590	40,440,047
VeriSign Inc.(b)	269,302	56,327,206
Western Union Co. (The)	1,102,602	21,930,754
WEX Inc.(b)	110,178	22,928,042

		1,040,423,704

Leisure Products — 0.3%
Brunswick Corp./DE	221,314	10,156,099
Hasbro Inc.	298,470	31,542,310
Mattel Inc.(a)(b)	879,174	9,855,541
Polaris Industries Inc.	147,250	13,433,617

		64,987,567

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	814,061	60,785,935
Bio-Rad Laboratories Inc., Class A(a)(b)	54,388	17,001,145
Bio-Techne Corp.	96,023	20,019,835
Bruker Corp.	263,695	13,171,565
Charles River Laboratories International Inc.(b)	124,298	17,637,886
IQVIA Holdings Inc.(a)(b)	460,225	74,050,202
Mettler-Toledo International Inc.(b)	62,670	52,642,800
PerkinElmer Inc.(a)	282,481	27,214,220
PRA Health Sciences Inc.(a)(b)	149,886	14,861,197
QIAGEN NV(a)(b)	566,690	22,979,280
Waters Corp.(a)(b)	176,447	37,978,452

		358,342,517

Machinery — 4.2%
AGCO Corp.	162,805	12,628,784
Allison Transmission Holdings Inc.	294,090	13,631,071
Colfax Corp.(a)(b)	243,391	6,822,250
Crane Co.	128,376	10,711,693
Cummins Inc.	394,169	67,536,916
Donaldson Co. Inc.	326,988	16,630,610
Dover Corp.	371,274	37,201,655
Flowserve Corp.	335,722	17,689,192
Fortive Corp.	756,930	61,704,934
Gardner Denver Holdings Inc.(a)(b)	337,491	11,677,189
Gates Industrial Corp. PLC(a)(b)	125,132	1,427,756
Graco Inc.	422,497	21,200,899
IDEX Corp.	193,584	33,323,550
Ingersoll-Rand PLC	617,206	78,181,484
ITT Inc.	224,633	14,708,969
Lincoln Electric Holdings Inc.	154,274	12,699,836
Middleby Corp. (The)(b)	141,881	19,253,252
Nordson Corp.	146,680	20,727,351
Oshkosh Corp.	177,896	14,852,537
PACCAR Inc.	869,368	62,298,911
Parker-Hannifin Corp.	328,049	55,771,610

Security	Shares	Value

Machinery (continued)
Pentair PLC	438,301	$16,304,797
Snap-on Inc.	140,589	23,287,162
Stanley Black & Decker Inc.	389,137	56,273,102
Timken Co. (The)	171,869	8,823,754
Toro Co. (The)	270,789	18,115,784
Trinity Industries Inc.	272,600	5,656,450
WABCO Holdings Inc.(b)	130,894	17,356,544
Wabtec Corp.(a)	407,402	29,235,168
Woodward Inc.	140,926	15,947,186
Xylem Inc./NY	458,855	38,378,632

		820,059,028

Marine — 0.1%
Kirby Corp.(a)(b)	151,988	12,007,052

Media — 2.1%
Altice USA Inc., Class A(b)	842,250	20,508,788
AMC Networks Inc., Class A(a)(b)	110,523	6,022,398
Cable One Inc.	11,180	13,091,668
CBS Corp., Class B, NVS	847,624	42,296,438
Discovery Inc., Class A(a)(b)	399,492	12,264,404
Discovery Inc., Class C, NVS(a)(b)	894,472	25,447,728
DISH Network Corp., Class A(b)	571,664	21,957,614
Fox Corp., Class A(b)	899,047	32,941,082
Fox Corp., Class B(b)	417,549	15,253,065
Interpublic Group of Companies Inc. (The)	987,553	22,308,822
John Wiley & Sons Inc., Class A	109,045	5,000,804
Liberty Broadband Corp., Class A(a)(b)	62,896	6,468,225
Liberty Broadband Corp., Class C, NVS(a)(b)	270,234	28,163,787
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	213,113	8,057,803
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	399,350	15,167,313
New York Times Co. (The), Class A	414,674	13,526,666
News Corp., Class A, NVS	984,663	13,283,104
News Corp., Class B	306,117	4,273,393
Nexstar Media Group Inc., Class A	115,854	11,701,254
Omnicom Group Inc.	559,181	45,824,883
Sinclair Broadcast Group Inc., Class A	153,940	8,255,802
Sirius XM Holdings Inc.	3,629,917	20,254,937
Tribune Media Co., Class A	224,366	10,370,197

		402,440,175

Metals & Mining — 1.2%
Alcoa Corp.(b)	475,775	11,137,893
Freeport-McMoRan Inc.	3,712,822	43,105,864
Newmont Goldcorp Corp.	2,096,032	80,634,351
Nucor Corp.	781,042	43,035,414
Reliance Steel & Aluminum Co.	166,726	15,775,614
Royal Gold Inc.	167,229	17,139,300
Steel Dynamics Inc.	543,901	16,425,810
U.S. Steel Corp.	440,025	6,736,783

		233,991,029

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	1,373,869	23,108,477
Annaly Capital Management Inc.	3,766,446	34,387,652
Chimera Investment Corp.	474,093	8,946,135
MFA Financial Inc.	1,132,467	8,131,113
New Residential Investment Corp.	1,062,259	16,348,166
Starwood Property Trust Inc.	697,417	15,845,314
Two Harbors Investment Corp.	694,838	8,803,597

		115,570,454

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 2.8%
Ameren Corp.	627,662	$47,143,693
CenterPoint Energy Inc.	1,286,981	36,846,266
CMS Energy Corp.	725,126	41,992,047
Consolidated Edison Inc.	841,691	73,799,467
DTE Energy Co.	468,088	59,859,093
MDU Resources Group Inc.	503,512	12,990,610
NiSource Inc.	955,105	27,507,024
Public Service Enterprise Group Inc.	1,293,881	76,106,080
Sempra Energy	704,917	96,883,792
WEC Energy Group Inc.	808,640	67,416,317

		540,544,389

Multiline Retail — 1.1%
Dollar General Corp.	665,069	89,890,726
Dollar Tree Inc.(b)	604,187	64,883,642
Kohl’s Corp.	416,853	19,821,360
Macy’s Inc.	791,369	16,982,779
Nordstrom Inc.	276,927	8,822,894
Ollie’s Bargain Outlet Holdings Inc.(b)	134,760	11,738,944

		212,140,345

Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp.	577,431	6,617,359
Antero Resources Corp.(b)	710,448	3,928,777
Apache Corp.	962,814	27,892,722
Cabot Oil & Gas Corp.	1,067,828	24,517,331
Centennial Resource Development Inc./DE, Class A(a)(b)	485,862	3,687,693
Cheniere Energy Inc.(b)	596,613	40,838,160
Chesapeake Energy Corp.(a)(b)	3,337,864	6,508,835
Cimarex Energy Co.	256,113	15,195,184
Concho Resources Inc.(a)	510,816	52,705,995
Continental Resources Inc./OK(a)(b)	222,498	9,364,941
Devon Energy Corp.	1,060,648	30,249,681
Diamondback Energy Inc.	421,061	45,883,017
EQT Corp.	651,086	10,293,670
Equitrans Midstream Corp.(a)(b)	521,988	10,288,383
Hess Corp.	688,605	43,774,620
HollyFrontier Corp.	404,789	18,733,635
Kosmos Energy Ltd.	926,450	5,808,841
Marathon Oil Corp.	2,090,774	29,709,898
Murphy Oil Corp.	422,422	10,412,702
Noble Energy Inc.	1,213,992	27,193,421
ONEOK Inc.	1,053,999	72,525,671
Parsley Energy Inc., Class A(a)(b)	685,982	13,040,518
PBF Energy Inc., Class A	305,414	9,559,458
Pioneer Natural Resources Co.	430,023	66,163,339
Range Resources Corp.	504,499	3,521,403
Targa Resources Corp.	586,083	23,009,619
Williams Companies Inc. (The)	3,110,775	87,226,131
WPX Energy Inc.(b)	1,084,312	12,480,431

		711,131,435

Paper & Forest Products — 0.0%
Domtar Corp.	160,560	7,149,737

Personal Products — 0.1%
Coty Inc., Class A	739,258	9,906,057
Herbalife Nutrition Ltd.(a)(b)	261,798	11,194,483
Nu Skin Enterprises Inc., Class A	140,545	6,931,679

		28,032,219

Security	Shares	Value

Pharmaceuticals — 0.7%
Catalent Inc.(b)	371,362	$20,131,534
Elanco Animal Health Inc.(b)	939,108	31,741,850
Horizon Therapeutics PLC(b)	470,015	11,308,561
Jazz Pharmaceuticals PLC(a)(b)	142,727	20,347,161
Mylan NV(a)(b)	1,317,978	25,094,301
Nektar Therapeutics(a)(b)	436,792	15,541,059
Perrigo Co. PLC	323,091	15,385,594

		139,550,060

Professional Services — 1.6%
CoStar Group Inc.(b)	92,438	51,216,198
Equifax Inc.	308,317	41,696,791
IHS Markit Ltd.(a)(b)	1,014,702	64,656,812
ManpowerGroup Inc.	152,537	14,735,074
Nielsen Holdings PLC	910,564	20,578,746
Robert Half International Inc.	296,697	16,914,696
TransUnion(a)	479,389	35,239,885
Verisk Analytics Inc.	409,038	59,907,706

		304,945,908

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(b)	861,184	44,178,739
Howard Hughes Corp. (The)(b)	101,528	12,573,228
Jones Lang LaSalle Inc.(a)	116,803	16,433,014

		73,184,981

Road & Rail — 0.7%
AMERCO	23,014	8,711,950
Genesee & Wyoming Inc., Class A(b)	144,319	14,431,900
JB Hunt Transport Services Inc.	222,128	20,304,721
Kansas City Southern	258,011	31,430,900
Knight-Swift Transportation Holdings Inc.(a)	320,373	10,521,049
Landstar System Inc.	102,109	11,026,751
Lyft Inc., Class A(b)	83,489	5,486,062
Old Dominion Freight Line Inc.(a)	169,038	25,230,612
Ryder System Inc.	131,439	7,662,894
Schneider National Inc., Class B	147,660	2,693,318

		137,500,157

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices Inc.(b)	2,568,570	78,007,471
Cree Inc.(b)	269,330	15,130,960
Cypress Semiconductor Corp.	933,679	20,765,021
Entegris Inc.	344,678	12,863,383
First Solar Inc.(a)(b)	210,927	13,853,685
KLA-Tencor Corp.	414,554	49,000,283
Lam Research Corp.	383,914	72,114,406
Marvell Technology Group Ltd.	1,679,806	40,096,969
Maxim Integrated Products Inc.	695,359	41,596,375
Microchip Technology Inc.	595,797	51,655,600
MKS Instruments Inc.	138,252	10,768,448
Monolithic Power Systems Inc.	107,046	14,534,706
ON Semiconductor Corp.(a)(b)	1,044,499	21,109,325
Qorvo Inc.(b)	314,110	20,922,867
Skyworks Solutions Inc.	441,849	34,141,672
Teradyne Inc.	437,536	20,962,350
Universal Display Corp.(a)	109,204	20,536,904
Versum Materials Inc.	279,462	14,414,650
Xilinx Inc.	651,602	76,836,908

		629,311,983

Software — 5.2%
2U Inc.(a)(b)	137,902	5,190,631
Alteryx Inc., Class A(b)	117,596	12,832,076

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Anaplan Inc.(b)	210,008	$10,599,104
ANSYS Inc.(a)(b)	214,828	44,001,071
Aspen Technology Inc.(b)	176,588	21,946,357
Atlassian Corp. PLC, Class A(a)(b)	270,685	35,416,425
Avalara Inc.(b)	109,130	7,879,186
Cadence Design Systems Inc.(b)	712,823	50,474,997
CDK Global Inc.	311,538	15,402,439
Ceridian HCM Holding Inc.(a)(b)	161,178	8,091,136
Citrix Systems Inc.	322,784	31,678,022
Coupa Software Inc.(b)	156,653	19,833,836
DocuSign Inc.(a)(b)	391,233	19,448,192
Dropbox Inc., Class A(b)	541,794	13,571,940
Elastic NV(b)	95,524	7,131,822
Fair Isaac Corp.(b)	72,643	22,811,355
FireEye Inc.(a)(b)	500,862	7,417,766
Fortinet Inc.(b)	366,812	28,182,166
Guidewire Software Inc.(a)(b)	208,965	21,184,872
HubSpot Inc.(b)	101,929	17,380,933
LogMeIn Inc.	125,627	9,256,197
Manhattan Associates Inc.(a)(b)	164,802	11,425,723
New Relic Inc.(b)	119,850	10,368,223
Nuance Communications Inc.(a)(b)	743,615	11,875,532
Nutanix Inc., Class A(a)(b)	358,468	9,298,660
Pagerduty Inc.(b)	25,702	1,209,279
Palo Alto Networks Inc.(a)(b)	236,751	48,240,384
Paycom Software Inc.(a)(b)	126,118	28,593,473
Paylocity Holding Corp.(b)	82,998	7,786,872
Pegasystems Inc.	100,170	7,133,106
Pluralsight Inc., Class A(a)(b)	159,967	4,850,199
Proofpoint Inc.(b)	140,857	16,938,054
PTC Inc.(a)(b)	266,240	23,897,702
RealPage Inc.(a)(b)	203,285	11,963,322
Red Hat Inc.(b)	454,072	85,256,559
RingCentral Inc., Class A(a)(b)	179,242	20,598,491
Smartsheet Inc., Class A(b)	218,090	10,555,556
SolarWinds Corp.(a)(b)	130,235	2,388,510
Splunk Inc.(b)	384,443	48,343,707
SS&C Technologies Holdings Inc.	567,029	32,666,541
Symantec Corp.	1,534,398	33,388,500
Synopsys Inc.(b)	381,910	49,147,998
Tableau Software Inc., Class A(a)(b)	194,761	32,334,221
Teradata Corp.(a)(b)	298,472	10,700,221
Trade Desk Inc. (The), Class A(b)	97,071	22,110,832
Tyler Technologies Inc.(a)(b)	96,596	20,866,668
Zendesk Inc.(a)(b)	276,487	24,615,638
Zscaler Inc.(b)	157,344	12,058,844

		1,008,343,338

Specialty Retail — 2.5%
Advance Auto Parts Inc.	176,635	27,226,519
AutoNation Inc.(b)	137,804	5,779,500
AutoZone Inc.(a)(b)	63,518	69,836,135
Best Buy Co. Inc.	587,026	40,933,323
Burlington Stores Inc.(a)(b)	168,188	28,617,188
CarMax Inc.(a)(b)	425,384	36,936,093
Carvana Co.(b)	101,400	6,346,626
Dick’s Sporting Goods Inc.	174,574	6,045,498
Five Below Inc.(b)	140,140	16,819,603
Floor & Decor Holdings Inc., Class A(a)(b)	170,487	7,143,405
Foot Locker Inc.	285,859	11,983,209
Gap Inc. (The)	555,351	9,979,657

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	583,666	$15,233,683
O’Reilly Automotive Inc.(b)	197,628	72,987,973
Penske Automotive Group Inc.	89,218	4,220,011
Tiffany & Co.	310,716	29,095,446
Tractor Supply Co.	308,807	33,598,202
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	144,525	50,134,277
Urban Outfitters Inc.(b)	179,589	4,085,650
Williams-Sonoma Inc.	200,210	13,013,650

		490,015,648

Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	3,516,543	52,572,318
NCR Corp.(a)(b)	312,840	9,729,324
NetApp Inc.	633,524	39,088,431
Pure Storage Inc., Class A(a)(b)	585,372	8,938,630
Western Digital Corp.	751,265	35,722,651
Xerox Corp.	476,823	16,884,302

		162,935,656

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(b)	364,554	12,642,733
Carter’s Inc.	113,964	11,116,049
Columbia Sportswear Co.	76,576	7,669,852
Hanesbrands Inc.	920,655	15,853,679
Lululemon Athletica Inc.(b)	302,449	54,504,334
PVH Corp.	192,160	18,186,023
Ralph Lauren Corp.	133,422	15,155,405
Skechers U.S.A. Inc., Class A(a)(b)	336,637	10,600,699
Tapestry Inc.	744,321	23,617,305
Under Armour Inc., Class A(a)(b)	479,989	12,167,721
Under Armour Inc., Class C, NVS(a)(b)	496,080	11,012,976

		192,526,776

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(b)	20,058	8,424,962
MGIC Investment Corp.(b)	907,073	11,918,939
New York Community Bancorp. Inc.	1,160,650	11,583,287
TFS Financial Corp.	117,301	2,119,629

		34,046,817

Trading Companies & Distributors — 0.9%
Air Lease Corp.	267,033	11,039,144
Fastenal Co.	1,465,211	47,751,227
HD Supply Holdings Inc.(a)(b)	436,916	17,598,976
MSC Industrial Direct Co. Inc., Class A	111,783	8,301,006
United Rentals Inc.(a)(b)	202,186	26,815,929
Univar Inc.(a)(b)	404,021	8,904,623
Watsco Inc.	82,076	13,421,888
WESCO International Inc.(a)(b)	114,355	5,792,081
WW Grainger Inc.	113,967	30,569,368

		170,194,242

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	187,915	7,618,074

Water Utilities — 0.4%
American Water Works Co. Inc.	462,868	53,692,688
Aqua America Inc.	552,846	22,871,239

		76,563,927

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,451,215	9,534,483
Telephone & Data Systems Inc.	253,923	7,719,259

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)(b)	47,357	$2,115,437

		19,369,179

Total Common Stocks — 99.9% (Cost: $14,894,467,884)		19,475,687,694

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	799,083,985	799,483,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	27,235,953	27,235,953

		826,719,480

Total Short-Term Investments — 4.2% (Cost: $826,408,235)		826,719,480

Total Investments in Securities — 104.1% (Cost: $15,720,876,119)		20,302,407,174

Other Assets, Less Liabilities — (4.1)%		(802,188,914)

Net Assets — 100.0%		$19,500,218,260

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	653,481,425	145,602,560	799,083,985	$799,483,527	$727,601	(a)	$166	$71,679
BlackRock Cash Funds: Treasury, SL Agency Shares	13,779,964	13,455,989	27,235,953	27,235,953	185,612		—	—

				$826,719,480	$913,213		$166	$71,679

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	74	09/20/19	$10,894	$218,991
S&P MidCap 400 E-Mini	84	09/20/19	16,380	385,563

				$604,554

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$19,475,687,694	$—	$—	$19,475,687,694
Money Market Funds	826,719,480	—	—	826,719,480

	$20,302,407,174	$—	$—	$20,302,407,174

Derivative financial instruments(a)
Assets
Futures Contracts	$604,554	$—	$—	$604,554

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares